Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Liabilities:
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 6,900	$ 7,200
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	426	289
Liabilities:
Net Assets	426	289
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	0	15
Foreign exchange forward contracts designated as hedging instruments	1,850	454
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(284)	(175)
Foreign exchange forward contracts designated as hedging instruments	0	(235)
Net Assets	1,566	59
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	24,957	15,400
Liabilities:
Contingent consideration	(12,376)	(12,513)
Net Assets	$ 12,581	$ 2,887